Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Incremental borrowing rate	2.59%	3.56%
Lease liabilities include future lease payments	$ 12.7	$ 21.1
Increase in lease liabilities	362.4	352.1
Expense related to variable lease payments	18.9	17.4
Sub leasing right-of-use assets	15.4	13.8
Operating lease expenses	$ 42.4	$ 26.1